LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) CLF in Thousands, $ in Thousands	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF	Dec. 31, 2019 CLP ($)
NON-CURRENT LIABILITIES
Other financial liabilities	$ 1,041,048,972		$ 989,829,569
Accounts payable	256,273		295,279
Accounts payable related companies	11,557,723	CLF 11,557,723	10,790,089	CLF 10,790,089
Other non-current provisions	55,883,527		48,734,936
Deferred tax liabilities	168,454,827		153,669,547
Employee benefits non-current provisions	14,139,670		13,635,558
Other non-financial liabilities	23,784,817		21,472,048
Tax liabilities			20,597
Total Non-current liabilities	1,315,125,809		1,238,447,623		$ 1,010,386,123
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	35,164,178		31,811,687
Accounts payable	256,273		295,279
Accounts payable related companies	11,557,723		10,790,089
Other non-current provisions	1,917,655		789,016
Deferred tax liabilities	21,365,277		10,677,151
Employee benefits non-current provisions			911,873
Other non-financial liabilities	21,113		35,315
Tax liabilities			20,597
Total Non-current liabilities	71,612,211		55,331,007
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	331,118,858		279,600,958
Other non-current provisions	53,965,872		47,945,920
Deferred tax liabilities	35,470,702		38,508,424
Employee benefits non-current provisions	62,456		145,165
Other non-financial liabilities	23,763,704		21,436,733
Total Non-current liabilities	444,381,592		387,637,200
Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	674,765,936		678,416,924
Deferred tax liabilities	111,618,848		104,483,972
Employee benefits non-current provisions	12,747,222		12,578,520
Total Non-current liabilities	799,132,006		795,479,416
USD.
NON-CURRENT LIABILITIES
Other financial liabilities	557,367,294		467,393,445
Total Non-current liabilities	557,367,294		467,393,445
USD. | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,726,426		366,652
Total Non-current liabilities	1,726,426		366,652
USD. | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	308,546,732		259,746,604
Total Non-current liabilities	308,546,732		259,746,604
USD. | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	247,094,136		207,280,189
Total Non-current liabilities	247,094,136		207,280,189
UF
NON-CURRENT LIABILITIES
Other financial liabilities	468,745,773		452,572,616
Total Non-current liabilities	468,745,773		452,572,616
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	29,821,850		24,669,188
Total Non-current liabilities	29,821,850		24,669,188
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	15,453,105		13,214,387
Total Non-current liabilities	15,453,105		13,214,387
UF | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	423,470,818		414,689,041
Total Non-current liabilities	423,470,818		414,689,041
CLP
NON-CURRENT LIABILITIES
Other financial liabilities	4,602,887		59,657,855
Accounts payable	256,273		293,176
Deferred tax liabilities	100,541,905		93,455,766
Employee benefits non-current provisions	13,439,476		13,102,418
Other non-financial liabilities			20,597
Total Non-current liabilities	118,840,541		166,529,812
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	602,887		4,089,001
Accounts payable	256,273		293,176
Deferred tax liabilities	3,619,149		1,604,289
Employee benefits non-current provisions	629,798		378,733
Other non-financial liabilities			20,597
Total Non-current liabilities	5,108,107		6,385,796
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	4,000,000		4,000,000
Deferred tax liabilities	1,845,868		1,070,325
Employee benefits non-current provisions	62,456		145,165
Total Non-current liabilities	5,908,324		5,215,490
CLP | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities			51,568,854
Deferred tax liabilities	95,076,888		90,781,152
Employee benefits non-current provisions	12,747,222		12,578,520
Total Non-current liabilities	107,824,110		154,928,526
BRL
NON-CURRENT LIABILITIES
Other financial liabilities	10,246,879		9,913,088
Accounts payable related companies	11,557,723		10,790,089
Other non-current provisions	53,965,872		47,945,920
Deferred tax liabilities	33,624,834		37,438,099
Other non-financial liabilities	23,763,704		21,436,733
Total Non-current liabilities	133,159,012		127,523,929
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	2,926,876		2,394,281
Accounts payable related companies	11,557,723		10,790,089
Total Non-current liabilities	14,484,599		13,184,370
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	3,119,021		2,639,967
Other non-current provisions	53,965,872		47,945,920
Deferred tax liabilities	33,624,834		37,438,099
Other non-financial liabilities	23,763,704		21,436,733
Total Non-current liabilities	114,473,431		109,460,719
BRL | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	4,200,982		4,878,840
Total Non-current liabilities	4,200,982		4,878,840
ARS
NON-CURRENT LIABILITIES
Other financial liabilities	86,139		128,930
Accounts payable			2,103
Other non-current provisions	1,917,655		789,016
Deferred tax liabilities	17,746,128		9,072,862
Other non-financial liabilities	21,113		35,315
Total Non-current liabilities	19,771,035		10,028,226
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	86,139		128,930
Accounts payable			2,103
Other non-current provisions	1,917,655		789,016
Deferred tax liabilities	17,746,128		9,072,862
Other non-financial liabilities	21,113		35,315
Total Non-current liabilities	19,771,035		10,028,226
PGY
NON-CURRENT LIABILITIES
Other financial liabilities			163,635
Deferred tax liabilities	16,541,960		13,702,820
Employee benefits non-current provisions	700,194		533,140
Total Non-current liabilities	17,242,154		14,399,595
PGY | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities			163,635
Employee benefits non-current provisions	700,194		533,140
Total Non-current liabilities	700,194		696,775
PGY | Over Five Years
NON-CURRENT LIABILITIES
Deferred tax liabilities	16,541,960		13,702,820
Total Non-current liabilities	$ 16,541,960		$ 13,702,820